financial instruments - Fair Values Derivatives (Details)	6 Months Ended							12 Months Ended
	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 CAD ($) $ / shares	Jun. 30, 2024 CAD ($) ₱ / shares	Jun. 30, 2024 CAD ($) $ / $	Jun. 30, 2024 CAD ($) $ / €	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2023 CAD ($) ₱ / shares	Dec. 31, 2023 CAD ($) $ / $	Dec. 31, 2023 CAD ($) $ / €	Dec. 31, 2023 CAD ($) € / $	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($) TWh
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000
Current Liabilities, Fair value and carrying value	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	$ 7,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	$ 25,000,000	25,000,000
Derivative assets | Cash flow hedging item (HFH)
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Hedge ratio							1.00%								1.00%
Derivative assets | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Spread included in fair value of derivative instruments		119,000,000							163,000,000
Derivative assets | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Spread included in fair value of derivative instruments		3,000,000							3,000,000
Current Asset derivatives
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Current Assets, Fair value and carrying value	$ 35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	$ 35,000,000	$ 36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	$ 36,000,000	36,000,000
Current Asset derivatives | Currency risk related to revenues | HFT | U.S. Dollars
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Maximum maturity date	2024							2024
Current Assets, Notional amount	$ 14,000,000	14,000,000	$ 14,000,000	$ 14,000,000	14,000,000	14,000,000	14,000,000	$ 111,000,000	111,000,000	111,000,000	111,000,000	111,000,000	111,000,000	111,000,000	111,000,000	111,000,000
Current Assets, Fair value and carrying value								$ 2,000,000	2,000,000	$ 2,000,000	$ 2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
Rate			1.00	59						1.00	56
Current Asset derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2025							2024
Current Assets, Notional amount	$ 366,000,000	366,000,000	$ 366,000,000	$ 366,000,000	366,000,000	366,000,000	366,000,000	$ 47,000,000	47,000,000	$ 47,000,000	$ 47,000,000	$ 47,000,000	47,000,000	47,000,000	47,000,000	47,000,000
Current Assets, Fair value and carrying value	$ 5,000,000	5,000,000	$ 5,000,000	5,000,000	$ 5,000,000	5,000,000	5,000,000
Rate			1.00		1.35					1.00		1.31
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2024							2024
Current Assets, Notional amount	$ 1,209,000,000	1,209,000,000	$ 1,209,000,000	1,209,000,000	$ 1,209,000,000	1,209,000,000	1,209,000,000	$ 118,000,000	118,000,000	$ 118,000,000	118,000,000	$ 118,000,000	118,000,000	118,000,000	118,000,000	118,000,000
Current Assets, Fair value and carrying value	$ 7,000,000	7,000,000	$ 7,000,000	7,000,000	$ 7,000,000	7,000,000	7,000,000	$ 1,000,000	1,000,000	$ 1,000,000	1,000,000	$ 1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Rate			1.00		1.36					1.00		1.31
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Maximum maturity date	2028							2027
Current Assets, Notional amount	$ 45,000,000	45,000,000	$ 45,000,000	45,000,000	$ 45,000,000	45,000,000	45,000,000	$ 45,000,000	45,000,000	$ 45,000,000	45,000,000	$ 45,000,000	45,000,000	45,000,000	45,000,000	45,000,000
Current Assets, Fair value and carrying value	$ 20,000,000	$ 20,000,000	$ 20,000,000	$ 20,000,000	$ 20,000,000	$ 20,000,000	$ 20,000,000	$ 17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	$ 17,000,000	$ 17,000,000	17,000,000	17,000,000
Rate			1.00			1.09							1.09	1.00
Current Asset derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.98% non-fixed rate credit facility
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Interest rate on borrowings	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Current Asset derivatives | Interest rate risk | Cash flow hedging item (HFH) | 3.5% non-fixed rate credit facility
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Maximum maturity date	2028							2024
Current Assets, Notional amount	$ 12,000,000	$ 12,000,000	$ 12,000,000	$ 12,000,000	$ 12,000,000	$ 12,000,000	$ 12,000,000	$ 11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	$ 11,000,000	$ 11,000,000	11,000,000	11,000,000
Current Assets, Fair value and carrying value	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000
Interest rate on borrowings	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Current Asset derivatives | Price risk associated with purchase of electrical power | HFT
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Maximum maturity date	2047							2047
Current Assets, Notional amount								$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000
Current Assets, Fair value and carrying value								14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	$ 14,000,000
Electrical consumption commodity derivative, Notional amount (in TWh) | TWh																0.4
Electrical consumption commodity derivative, Price (CAD/MWh).		$ 31.18							30.60
Other Long-Term Asset derivatives
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Other Long-Term Assets, Fair value and carrying value	$ 121,000,000	121,000,000	$ 121,000,000	$ 121,000,000	$ 121,000,000	$ 121,000,000	$ 121,000,000	$ 179,000,000	179,000,000	179,000,000	179,000,000	179,000,000	179,000,000	179,000,000	$ 179,000,000	$ 179,000,000
Other Long-Term Asset derivatives | Cash flow hedging item (HFH) | U.S. Dollars
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Rate | $ / $					1.29
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH)
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Hedge ratio							1.00%								1.00%
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2048
Rate | $ / shares			1.00
Other Long-Term Assets, Notional amount	$ 3,635,000,000	3,635,000,000	$ 3,635,000,000	3,635,000,000	$ 3,635,000,000	3,635,000,000	$ 3,635,000,000
Other Long-Term Assets, Fair value and carrying value	$ 20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	$ 20,000,000	20,000,000
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Maximum maturity date	2028
Rate | $ / €						1.09
Other Long-Term Assets, Notional amount	$ 569,000,000	569,000,000	569,000,000	569,000,000	569,000,000	$ 569,000,000	569,000,000
Other Long-Term Assets, Fair value and carrying value	$ 10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Other Long-Term Asset derivatives | Interest rate risk | Cash flow hedging item (HFH) | 3.5% non-fixed rate credit facility
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Maximum maturity date	2028
Other Long-Term Assets, Notional amount	$ 206,000,000	206,000,000	206,000,000	206,000,000	206,000,000	206,000,000	206,000,000
Other Long-Term Assets, Fair value and carrying value	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000
Interest rate on borrowings	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Other Long-Term Asset derivatives | Price risk associated with purchase of electrical power | HFT
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Maximum maturity date	2047							2047
Price		$ 40.00
Other Long-Term Assets, Notional amount								$ 672,000,000	672,000,000	672,000,000	672,000,000	672,000,000	672,000,000	672,000,000	$ 672,000,000	672,000,000
Other Long-Term Assets, Fair value and carrying value	$ 90,000,000	90,000,000	$ 90,000,000	$ 90,000,000	$ 90,000,000	$ 90,000,000	$ 90,000,000	179,000,000	179,000,000	179,000,000	179,000,000	179,000,000	179,000,000	179,000,000	179,000,000	$ 179,000,000
Electrical consumption commodity derivative, Notional amount (in TWh) | TWh																6.9
Electrical consumption commodity derivative, Price (CAD/MWh).									39.52
Current Liabilities derivatives
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Current Liabilities, Fair value and carrying value	$ 7,000,000	7,000,000	$ 7,000,000	$ 7,000,000	7,000,000	7,000,000	7,000,000	$ 25,000,000	25,000,000	$ 25,000,000	$ 25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	$ 25,000,000
Current Liabilities derivatives | Currency risk related to revenues | HFT | U.S. Dollars
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Maximum maturity date	2025							2024
Rate			1.00	57						1.00	55
Current Liabilities, Notional amount	$ 163,000,000	163,000,000	$ 163,000,000	$ 163,000,000	163,000,000	163,000,000	163,000,000	$ 18,000,000	18,000,000	$ 18,000,000	$ 18,000,000	$ 18,000,000	18,000,000	18,000,000	18,000,000	18,000,000
Current Liabilities, Fair value and carrying value	$ 6,000,000	6,000,000	$ 6,000,000	6,000,000	$ 6,000,000	6,000,000	6,000,000
Current Liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2025							2024
Rate			1.00		1.36					1.00		1.34
Current Liabilities, Notional amount	$ 31,000,000	31,000,000	$ 31,000,000	31,000,000	$ 31,000,000	31,000,000	31,000,000	$ 401,000,000	401,000,000	$ 401,000,000	401,000,000	$ 401,000,000	401,000,000	401,000,000	401,000,000	401,000,000
Current Liabilities, Fair value and carrying value								$ 7,000,000	7,000,000	$ 7,000,000	7,000,000	$ 7,000,000	7,000,000	7,000,000	7,000,000	7,000,000
Current Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2024							2024
Rate			1.00		1.37					1.00		1.35
Current Liabilities, Notional amount	$ 1,623,000,000	1,623,000,000	$ 1,623,000,000	1,623,000,000	$ 1,623,000,000	1,623,000,000	1,623,000,000	$ 943,000,000	943,000,000	$ 943,000,000	943,000,000	$ 943,000,000	943,000,000	943,000,000	943,000,000	943,000,000
Current Liabilities, Fair value and carrying value	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	18,000,000	18,000,000	18,000,000	18,000,000	18,000,000	18,000,000	18,000,000	18,000,000	18,000,000
Other Long-Term Liabilities derivatives
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Other Long-Term Liabilities, Fair value and carrying value	$ 50,000,000	50,000,000	$ 50,000,000	50,000,000	$ 50,000,000	50,000,000	50,000,000	$ 191,000,000	191,000,000	$ 191,000,000	191,000,000	$ 191,000,000	191,000,000	191,000,000	191,000,000	191,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2049							2049
Rate			1.00		1.33					1.00		1.31
Other Long-Term Liabilities, Notional amount	$ 2,893,000,000	2,893,000,000	$ 2,893,000,000	2,893,000,000	$ 2,893,000,000	2,893,000,000	2,893,000,000	$ 6,610,000,000	6,610,000,000	$ 6,610,000,000	6,610,000,000	$ 6,610,000,000	6,610,000,000	6,610,000,000	6,610,000,000	6,610,000,000
Other Long-Term Liabilities, Fair value and carrying value	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 176,000,000	176,000,000	176,000,000	176,000,000	176,000,000	$ 176,000,000	$ 176,000,000	176,000,000	176,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Maximum maturity date								2027
Rate													1.09	1.00
Other Long-Term Liabilities, Notional amount								$ 591,000,000	591,000,000	591,000,000	591,000,000	591,000,000	$ 591,000,000	$ 591,000,000	591,000,000	591,000,000
Other Long-Term Liabilities, Fair value and carrying value								$ 13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000
Other Long-Term Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 3.5% non-fixed rate credit facility
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Maximum maturity date								2028
Other Long-Term Liabilities, Notional amount								$ 205,000,000	205,000,000	205,000,000	205,000,000	205,000,000	205,000,000	205,000,000	205,000,000	205,000,000
Other Long-Term Liabilities, Fair value and carrying value								$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000
Interest rate on borrowings								3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%